DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Translation, Revenues, Advertising, Government Funds and Comprehensive Income (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2020	Dec. 31, 2020 ₽ / $
Multiple Foreign Currency Exchange Rates
Exchange rate of RUB to $1.00							73.8757	73.8757
Online Advertising Revenues
Advertising sales commissions and bonuses		₽ 10,322	$ 139.7	₽ 10,576	₽ 9,367
Other Revenue
Promotional discounts and minimum fare guarantees		21,960	297.3	19,095	14,311
Promotional discounts and minimum fare guarantees netted against revenues		21,220	287.2	17,202	11,574
Promotional discounts and minimum fare guarantees expensed		740	10.0	1,893	2,737
Advertising and Promotional Expenses
Promotional and advertising expenses		19,734	$ 267.1	18,350	₽ 15,372
Comprehensive Income
Accumulated other comprehensive income		₽ 17,976		₽ 4,841		$ 243.3
Minimum | Accredited IT outsourcing providers
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	0.30%	4.00%	4.00%	4.00%	4.00%
Minimum | Other companies
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	15.30%	15.30%	15.30%	15.30%	15.30%
Maximum | Sales Revenue, Net | Customer Concentration Risk
Certain Risks and Concentrations
Concentration risk percentage		10.00%	10.00%	10.00%	10.00%
Maximum | Accredited IT outsourcing providers
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	7.80%	14.00%	14.00%	14.00%	14.00%
Maximum | Other companies
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	30.20%	30.20%	30.20%	30.20%	30.20%